Convertible Redeemable Preferred Shares - Redemption Price and Deemed Liquidation (Details) - USD ($)		12 Months Ended
	Oct. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Convertible Redeemable Preferred Shares
Percentage of Key employees ceased to devote		80.00%
Percentage of redemption price		150.00%
Convertible redeemable preferred shares, redemption value		$ 0	$ 209,694,647
Threshold limit on voting power		50.00%
Series A preferred shares
Convertible Redeemable Preferred Shares
Percentage of liquidation preference on preferred share issue price		130.00%
Series C preferred shares
Convertible Redeemable Preferred Shares
Percentage of liquidation preference on preferred share issue price		115.00%
Series D preferred shares
Convertible Redeemable Preferred Shares
Percentage of redemption price on annual rate of return		12.00%
Percentage of annual interest		12.00%
Series D-1 preferred shares
Convertible Redeemable Preferred Shares
Percentage of redemption price on annual rate of return		15.00%
Percentage of liquidation preference on preferred share issue price		155.00%
Class A
Convertible Redeemable Preferred Shares
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)	2,079,938,011